Prepayments and Other Receivables (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Dec. 31, 2024
Prepayments and Other Receivables.
Prepayments	€ 2,910	€ 2,410
Other receivables	1,725	835
Accrued income from Rett Syndrome Research Trust	502	502
Total Prepayments and Other Receivables	€ 5,137	€ 3,747